PROPERTY AND EQUIPMENT, NET - Additional information (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
PROPERTY AND EQUIPMENT, NET
Property and equipment, net	¥ 38,053,824	¥ 40,204,133
Asset pledged as security | Bank loans and other financing obligations
PROPERTY AND EQUIPMENT, NET
Property and equipment, net	¥ 9,063,987	¥ 9,756,698